CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 165,885	$ 263,492	$ 266,391
Cost of revenues	124,670	167,615	172,354
Gross profit (loss)	41,215	95,877	94,037
Research and development, net	26,303	30,184	33,023
Selling and marketing	16,871	21,488	22,706
General and administrative	14,063	18,515	17,024
Merger, acquisition and related litigation expenses (income), net	(53,633)	118
Operating income (loss)	37,611	25,572	21,284
Financial expenses, net	1,907	2,617	4,298
Income before taxes	35,704	22,955	16,986
Taxes on income (benefit)	793	(13,583)	(1,423)
Net income	34,911	36,538	18,409
Depreciation and amortization expenses	10,291	10,978	13,149
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues	92,671	127,265	144,208
Cost of revenues	61,939	80,038	93,745
Gross profit (loss)	30,732	47,227	50,463
Research and development, net	7,350	10,919	11,764
Selling and marketing	12,388	14,955	16,106
General and administrative	8,520	11,279	11,302
Merger, acquisition and related litigation expenses (income), net
Operating income (loss)	2,474	10,074	11,291
Depreciation and amortization expenses	5,953	7,032	6,811
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	54,169	104,665	97,180
Cost of revenues	37,728	53,263	47,995
Gross profit (loss)	16,441	51,402	49,185
Research and development, net	18,953	19,265	21,259
Selling and marketing	4,448	6,485	6,421
General and administrative	4,002	5,914	4,436
Merger, acquisition and related litigation expenses (income), net
Operating income (loss)	(10,962)	19,738	17,069
Depreciation and amortization expenses	4,259	3,871	6,128
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues	19,045	31,562	25,003
Cost of revenues	25,003	34,314	30,614
Gross profit (loss)	(5,958)	(2,752)	(5,611)
Research and development, net
Selling and marketing	35	48	179
General and administrative	1,541	1,322	1,286
Merger, acquisition and related litigation expenses (income), net
Operating income (loss)	(7,534)	(4,122)	(7,076)
Depreciation and amortization expenses	79	75	$ 210
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Cost of revenues
Gross profit (loss)
Research and development, net
Selling and marketing
General and administrative
Merger, acquisition and related litigation expenses (income), net	(53,633)	118
Operating income (loss)	53,633	(118)
Depreciation and amortization expenses